SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
BASIS OF CONSOLIDATION
3.1	BASIS OF CONSOLIDATION

The Company’s consolidated financial statements consolidate those of the parent company and its subsidiaries. The parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary, and could affect those returns through its power over the subsidiary.

All transactions and balances between group companies are eliminated upon consolidation, including unrealized gains and losses on transactions between group companies. Amounts reported in the financial statements of the subsidiary have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Company.

Profit and loss and other comprehensive income of subsidiaries acquired or sold during the period are recognized from the effective date of the acquisition, or up to the effective date of disposal, as applicable.

Subsidiaries

Information on the Company’s subsidiaries as at December 31, 2021, all of which are wholly-owned, is as follows:

NAME OF SUBSIDIARY	PRINCIPAL ACTIVITY	COUNTRY OF INCORPORATION	YEAR OF INCORPORATION
Quartier Nouveau Monde Inc.	Real estate company	Canada	2017
Nouveau Monde Europe LTD	Trading company	England and Wales	2020

FUNCTIONAL AND REPORTING CURRENCY

3.2	FUNCTIONAL AND REPORTING CURRENCY

The Group’s consolidated financial statements are presented in Canadian dollars, which is also the functional currency of the parent company and its subsidiaries and the presentation currency.

Transactions in foreign currencies are initially recorded at their functional currency spot rates at the date the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. All differences are taken to the statement of loss and comprehensive loss.

Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction.

TAX CREDITS RECEIVABLE
3.3	TAX CREDITS RECEIVABLE

The Company is entitled to a refundable tax credit on qualified exploration expenditures incurred, refundable credit on duties for losses under the Mining Tax Act (Quebec) and research and development tax credits. The tax credits are recognized as a reduction of the costs incurred based on estimates made by management. The Company records these tax credits when there is reasonable assurance that the credits will be received and that the Company will continue to comply with the conditions associated to them.

GRANTS RECEIVABLE
3.4	GRANTS RECEIVABLE

The Company periodically receives grants from different incentive programs. These grants are recognized initially when there is a reasonable assurance that they will be received and when the Company has intentions to comply with the conditions associated with the grant. The financial aid received for expenditures incurred is recognized against these expenditures on a systematic basis and in the same accounting period in which the expenditures are incurred.

RESEARCH AND DEVELOPMENT COST
3.5	RESEARCH AND DEVELOPMENT COSTS

Research costs are expensed during the year in which the expenses are incurred. Development costs are capitalized when they meet the criteria for capitalization in accordance with IAS 38 Intangible Assets. The costs incurred for activities associated with the development of the processes associated with the Battery Material Plant are considered as research and development costs.

PROPERTY AND EQUIPMENT
3.6	PROPERTY AND EQUIPMENT

Property and equipment are recognized at cost less accumulated depreciation and accumulated impairment losses. The assets are capitalized and amortized on a straight-line basis in the consolidated statement of loss and comprehensive loss. Generally, the depreciation rates are as follows:

Buildings	25 years
Equipment	5-15 years
Furnitures	3-7 years
Computers	3 years
Rolling Stock	5 years

The residual value, depreciation method and the useful life of each asset are reviewed at least at each financial year-end. Gains or losses arising on the disposal of property and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in the statement of loss and comprehensive loss.

INTANGIBLE ASSETS
3.7	INTANGIBLE ASSETS

The intangible assets include software and licenses with a definite useful life. The assets are capitalized and amortized on a straight-line basis in the consolidated statement of loss and comprehensive loss. The intangible assets are assessed for impairment whenever there is an indication that the intangible assets may be impaired.

Generally, the depreciation rates are as follows:

Software	2 years
Licences	2-10 years

MATAWINIE MINE PROJECT

3.8	MATAWINIE MINE PROJECT

Management has established that effective from the beginning of the second quarter of 2021, the Matawinie mine project is in the development phase. Accordingly, all expenditures related to the development of the mine are capitalized under Mine under construction within Property, plant and equipment (see note 6). Capitalized expenditures will be carried at cost until the Matawinie project is placed into commercial production, sold, abandoned, or determined by management to be impaired in value. The equipment, building and the mine site are not yet in use as at December 31, 2021, therefore, the depreciation will begin when the assets are ready for their intended use.

The costs related to the operation of the Matawinie Demonstration Plant will continue to be expensed as incurred under exploration and evaluation expenses, unless the expenditures meet the recognition criterias set in IAS 16 Property, plant and equipment or IAS 38 Intangible asset.

BATTERY MATERIAL PLANT PROJECT
3.9	BATTERY MATERIAL PLANT PROJECT

Costs incurred in the construction and development of the Company’s Battery Material Plant project are capitalized under Battery Material Demonstration Plant within Property, plant and equipment (See note 6). Capitalized expenditures will be carried at cost until the Battery Material Plant project is placed into commercial production, sold, abandoned, or determined by management to be impaired in value. The equipment and building are not yet in use as at December 31, 2021, therefore, the depreciation will begin when the assets are ready for their intended use.

The costs related to the operation of the Battery Material Demonstration Plant will continue to be expensed as incurred under Battery Material Plant project expenses, unless the expenditures meet the recognition criterias set in IAS 16 Property, plant and equipment or IAS 38 Intangible asset.

IMPAIRMENT OF NON-FINANCIAL ASSETS
3.10	IMPAIRMENT OF NON-FINANCIAL ASSETS

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units). As a result, some assets are tested individually for impairment, and some are tested at a cash-generating unit level.

Whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, an asset or cash-generating unit is reviewed for impairment.

An impairment loss is recognized in profit or loss for the amount by which the assets or cash-generating unit’s carrying amount exceeds its recoverable amount. The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less cost to sell and its value in use.

An impairment charge is reversed if the assets or cash-generating unit’s recoverable amount exceeds its carrying amount.

INCOME TAXES
3.11	INCOME TAXES

Income tax is recognized in the statements of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

̶Current taxes

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year-end, adjusted for amendments to income tax payable regarding previous years.

̶Deferred taxes

Deferred tax is provided using the liability method, providing for temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. The temporary difference is not provided for if it arises from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date and whose implementation is expected over the period in which the deferred tax is realized or recovered. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be used.

Assets and liabilities are offset where the entity has a legally enforceable right to offset current tax assets and liabilities or deferred tax assets and liabilities, and the respective assets and liabilities relate to income taxes levied by the same taxation authority.

EQUITY
3.12	EQUITY

̶Share capital

Share capital represents the amount received on the issue of shares, less issuance costs, net of any underlying tax benefit from these issuance costs. In addition, if shares were issued as consideration for the acquisition of a mineral property or some other form of non-monetary assets, they are measured at their fair value according to the quoted price on the day of the conclusion of the agreement.

̶Contributed surplus and warrants

Contributed surplus includes charges related to share options not exercised and amounts attributable to expired warrants.

BASIC AND DILUTED LOSS PER SHARE
3.13	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to common equity holders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting loss attributable to common equity holders of the Company, and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares which include convertible debt, options, broker’s options, and warrants. Dilutive potential common shares arising from option type instruments shall be deemed to have been exercised at the beginning of the period or, if later, at the date of issue of the potential common shares and the proceeds from their exercise used to repurchase common shares at the average market price. The if-converted method is used for convertible bond.

PROVISION AND CONTINGENT LIABILITIES
3.14	PROVISION AND CONTINGENT LIABILITIES

Provisions are recognized when present legal or constructive obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are discounted when the time value of money is significant.

The Company’s operations are governed by government environment protection legislation. Environmental consequences are difficult to identify in terms of amounts, timetable and impact. As of the reporting date, management believes that the Company’s operations are in compliance with current laws and regulations. An asset retirement provision is recognized when there is constructive commitment that has resulted from past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be measured with sufficient reliability.

In those cases where the possible outflow of economic resources as a result of present obligations is considered improbable or remote, no liability is recognized. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

All provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

PROVISION FOR ASSET RETIREMENT OBLIGATION
3.15	PROVISION FOR ASSET RETIREMENT OBLIGATION

Provision for environmental rehabilitation, restructuring costs and legal claims, where applicable, is recognized when:

i)	The Company has a present legal or constructive obligation as a result of past events;
ii)	It is probable that an outflow of resources will be required to settle the obligation;
iii)	The amount can be reliably estimated.

The provision is measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, and is discounted to present value where the effect is material. The increase in the provision due to passage of time is recognized as finance costs. Changes in assumptions or estimates are reflected in the period in which they occur. Provision for environmental rehabilitation represents the legal and constructive obligations associated with the eventual closure of the Company’s property, plant and equipment. These obligations consist of costs associated with reclamation and monitoring of activities and the removal of tangible assets. The discount rate used is based on a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation, excluding the risks for which future cash flow estimates have already been adjusted.

SHARE-BASED PAYMENTS
3.16	SHARE-BASED PAYMENTS

The Company operates an equity-settled share-based payment plan for its eligible directors, officers, employees and consultants. The Company’s plan does not feature any option for a cash settlement.

All goods and services received in exchange for the grant of any share-based payments are measured at their fair values unless that fair value cannot be estimated reliably. If the Company cannot estimate reliably the fair value of the goods or services received, the Company shall measure their value indirectly by reference to the fair value of the equity instruments granted. For the transactions with employees and others providing similar services, the Company measured the fair value of the services rendered by reference to the fair value of the equity instruments granted.

All equity-settled share-based payments (except broker’s options) are ultimately recognized as an expense in profit or loss with a corresponding credit to Contributed surplus, in equity. Equity-settled share-based payments to brokers, in respect of an equity financing, are recognized as issuance costs of the equity instruments with a corresponding credit to Contributed surplus, in equity.

The expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. Estimates are subsequently revised if there is any indication that the number of share options expected to vest differs from previous estimates. Any cumulative adjustment prior to vesting is recognized in the current period. No adjustment is made to any expense recognized in a prior period if some vested share options are not ultimately exercised.

FINANCIAL INSTRUMENTS
3.17	FINANCIAL INSTRUMENTS

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument and are measured initially at fair value adjusted for transaction costs, except for those carried at fair value through profit or loss (“FVTPL”), which are measured initially at fair value. The subsequent measurement of financial assets and financial liabilities is described below (and Note 24).

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

Financial assets and financial liabilities are offset, and the net amount is reported in the statement of financial position when there is an unconditional and legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

̶	Financial assets

Financial assets are initially measured at fair value. If the financial asset is not subsequently accounted for at FVTPL, then the initial measurement includes transaction costs that are directly attributable to the asset’s acquisition or origination. On initial recognition, the Company classifies its financial assets in the following measurement categories:

̶	measured subsequently at amortized cost; or
̶	measured subsequently at fair value (either through other comprehensive loss, or through net loss).
i)Financial assets measured at amortized cost

A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment loss, if:

̶	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
̶	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
ii)Financial assets measured at fair value

A financial asset shall be measured at fair value through net loss unless it is measured at amortized cost or at fair value through other comprehensive loss.

A financial asset shall be measured at fair value through other comprehensive loss if both of the following conditions are met:

̶	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
̶	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For investments in debt instruments, this will thus depend on the business model in which the investment is held. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive loss, in which case, gains and losses will never be reclassified to net loss, and no impairment may be recognized in net loss. Dividends earned from such investments are recognized in net loss, unless the dividend clearly represents a repayment of part of the cost of the investment.

̶	Financial liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss. Such liabilities, including derivatives that are liabilities, shall be subsequently measured at fair value.

Financial instruments – Fair value

The fair value of a financial instrument is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s-length transaction.

Fair values of financial instruments traded in active markets are determined based on quoted market prices, where available. For financial instruments not traded in an active market, fair values are determined based on appropriate valuation techniques. Such techniques may include discounted cash flow analysis, using recent arm’s-length market transactions, reference to the current fair value of another instrument that is substantially the same, and other valuation models. The Company applies a hierarchy to classify valuation methods used to measure financial instruments carried at fair value. Levels 1 to 3 are defined based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value, as follows:

̶	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
̶	Level 2: Valuation techniques use significant observable inputs, directly or indirectly, or valuations are based on quoted prices for similar instruments; and
̶	Level 3: Valuation techniques use significant inputs that are not based on observable market data (unobservable inputs).
̶	Compound instruments

The convertible bond issued by the Company was a compound financial instrument which the principal amount, together with all accrued and unpaid or uncapitalized interest could be converted into a fixed number of common shares of the Company at the option of the holder.

The liability component of the compound instrument was established by discounting the contractual cash flow, the remaining balance, net of the issuance cost, was allocated to the equity component of the financial instrument.

̶	Impairment of financial assets

The Company assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortised cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. This assumption is used principally for cash and related balances.

The Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. An external rating of investment grade is considered to indicate that a financial instrument that may be considered as having low credit risk.

The Company applies the simplified approach permitted by IFRS 9 for trade receivables and contract assets, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables.

The Company’s financial instruments consist of the following:

FINANCIAL ASSETS	CLASSIFICATION
Cash	Amortized cost
Amounts receivable	Amortized cost
Grant and other receivables	Amortized cost
Investment	Fair value through profit or loss
FINANCIAL LIABILITIES	CLASSIFICATION
Accounts payable and accrued liabilities	Amortized cost
Borrowings	Amortized cost
Convertible bond (liability component)	Amortized cost

LEASES
3.18	LEASES

Leases are recognized as a right-of-use asset and a corresponding liability in lease liabilities at the date at which the leased asset is available for use by the Company.

The lease liability is initially measured at the present value of the future lease payment, including variable lease payment that depends on an index or a rate. The lease liability is discounted using the interest rate implicit in the contract if this rate can be easily determined, otherwise, the lessee must use his marginal borrowing rate.

The monthly lease payments are segregated between the principal repayment and the finance cost. The present value of the lease liability is increased to reflect the accretion of interest and decreased by the principal repayment. The accretion of interest is charged to the profit and loss over the lease period.

If a change to the lease were to happen, the lease liability would be remeasured to reflect those changes (e.g., changes in the lease term or changes in the lease payment).

The right-of-use assets are initially measured at cost, which includes the amount of the initial measurement of the lease liability and any lease payments made at or before the commencement date. The right-of-use assets are amortized on a straight-line basis over the duration of the lease.

Rental payments under short-term leases or leases with low-value underlying assets are recorded in operating expenses on a straight-line basis over the duration of the lease.

SEGMENT DISCLOSURE
3.19	SEGMENT DISCLOSURE

The Company currently operates in two segments: the Matawinie Mine Project and the Battery Material Plant project. The business segments presented reflect the management structure of the Company and the way in which the Company’s chief operating decision maker reviews business performance. The Matawinie Mine Project and Batterie Material Plant project were identified as separate segments due to their specific nature. Indeed, the nature of the products and services, the production processes, regulatory environment and the targeted customer are very different for each operating segment.

The measure of profit or loss for each segment corresponds to the amounts reported for Exploration and evaluation expenses and Battery Material Plant project expenses, respectively, in the consolidated statement of loss and comprehensive loss. All the Company’s activities are conducted in Quebec, Canada.